Fair Value of Financial Instruments - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	$ 407,898	$ 300,122
Mortgage-backed securities available for sale	437,223	780,652
Securities available for sale, Carrying Amount	845,121	1,080,774
Derivative, Fair Value, Net	(975)	5,645
Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net	(2,714)	2,837
Interest Rate Caps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net	1,739	2,808
U.S. Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	4,205	5,015
Securities available for sale, Carrying Amount	4,205	5,015
Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	26,773	25,307
Securities available for sale, Carrying Amount	26,773	25,307
Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	87,316	24,798
Securities available for sale, Carrying Amount	87,316	24,798
Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	119,572	78,486
Securities available for sale, Carrying Amount	119,572	78,486
Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	162,234	159,192
Securities available for sale, Carrying Amount	162,234	159,192
Trust Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	7,798	7,324
Securities available for sale, Carrying Amount	7,798	7,324
Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities available for sale	83,270	62,482
Residential Pass-Through Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities available for sale	353,953	628,154
Commercial Pass-Through Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities available for sale		90,016
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale
Mortgage-backed securities available for sale
Securities available for sale, Carrying Amount
Derivative, Fair Value, Net
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Interest Rate Caps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Trust Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities available for sale
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Residential Pass-Through Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities available for sale
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Commercial Pass-Through Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities available for sale
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	407,898	299,122
Mortgage-backed securities available for sale	437,223	780,652
Securities available for sale, Carrying Amount	845,121	1,079,774
Derivative, Fair Value, Net	(975)	5,645
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net	(2,714)	2,837
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Caps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net	1,739	2,808
Significant Other Observable Inputs (Level 2) [Member] | U.S. Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	4,205	5,015
Significant Other Observable Inputs (Level 2) [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	26,773	25,307
Significant Other Observable Inputs (Level 2) [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	87,316	24,798
Significant Other Observable Inputs (Level 2) [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	119,572	78,486
Significant Other Observable Inputs (Level 2) [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	162,234	159,192
Significant Other Observable Inputs (Level 2) [Member] | Trust Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale	7,798	6,324
Significant Other Observable Inputs (Level 2) [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities available for sale	83,270	62,482
Significant Other Observable Inputs (Level 2) [Member] | Residential Pass-Through Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities available for sale	353,953	628,154
Significant Other Observable Inputs (Level 2) [Member] | Commercial Pass-Through Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities available for sale		90,016
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale		1,000
Mortgage-backed securities available for sale
Securities available for sale, Carrying Amount		1,000
Derivative, Fair Value, Net
Significant Unobservable Inputs (Level 3) [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net
Significant Unobservable Inputs (Level 3) [Member] | Interest Rate Caps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net
Significant Unobservable Inputs (Level 3) [Member] | U.S. Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale
Significant Unobservable Inputs (Level 3) [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale
Significant Unobservable Inputs (Level 3) [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale
Significant Unobservable Inputs (Level 3) [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale
Significant Unobservable Inputs (Level 3) [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale
Significant Unobservable Inputs (Level 3) [Member] | Trust Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale		1,000
Significant Unobservable Inputs (Level 3) [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities available for sale
Significant Unobservable Inputs (Level 3) [Member] | Residential Pass-Through Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities available for sale
Significant Unobservable Inputs (Level 3) [Member] | Commercial Pass-Through Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage-backed securities available for sale